Sale of Common Stock	9 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Note 6 - Sale of Common Stock

On March 11, 2015 we completed a private offering and sale of common stock to four accredited investors for total gross proceeds to the Company of $19,500. Pursuant to a stock purchase agreement with the investors, we issued the purchasers 3,900,000 shares of our unregistered common stock. In connection with the sale of the shares, we entered into a registration rights agreement with the investors, pursuant to which we agreed to register all of the investor’s shares of our common stock on a Form S-1 registration statement to be filed with the SEC within 120 calendar days after use our commercially reasonable efforts to cause such registration statement to be declared effective under the 1933 Act as promptly as reasonably practicable after the filing. Please refer to the Form 8-K we filed with the Securities and Exchange Commission on March 13, 2015.

As of March 31, 2015, we have received $19,500 from four of the investors. As of March 31, 2015, we have not issued these shares, and thus have recorded $19,500 as stock subscriptions received.